Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial assets
Cash and cash equivalents	$ 9,861	$ 9,943	$ 12,804
Time deposits in other financial institutions	6,962	5,692
Available-for-sale securities	1,045	48
Held-to-maturity securities	775	1,002
Loans receivable - net	280,969	270,310
Federal Home Loan Bank stock	6,482	6,482
Accrued interest receivable	758	706
Cash and cash equivalents	9,861	9,943
Time deposits in other financial institutions, Fair Value	6,963	5,692
Available-for-sale securities, Fair Value	1,045	48
Held-to-maturity securities, Fair Value	755	998
Loans receivable - net, Fair Value	285,700	271,295
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	758	706
Financial liabilities
Deposits	195,836	195,653
Federal Home Loan Bank advances	66,703	53,052
Advances by borrowers for taxes and insurance	763	762
Accrued interest payable	28	22
Deposits, Fair Value	193,864	195,378
Federal Home Loan Bank advances, Fair Value	66,719	53,043
Advances by borrowers for taxes and insurance, Fair Value	763	762
Accrued interest payable, Fair Value	28	22
Level 1 [Member]
Financial assets
Cash and cash equivalents	9,861	9,943
Time deposits in other financial institutions, Fair Value	6,963	5,692
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value
Financial liabilities
Deposits, Fair Value	69,944	75,163
Federal Home Loan Bank advances, Fair Value
Advances by borrowers for taxes and insurance, Fair Value
Accrued interest payable, Fair Value
Level 2 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value	1,045	48
Held-to-maturity securities, Fair Value	775	998
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	758	706
Financial liabilities
Deposits, Fair Value	123,920	120,215
Federal Home Loan Bank advances, Fair Value	66,719	53,043
Advances by borrowers for taxes and insurance, Fair Value	763	762
Accrued interest payable, Fair Value	28	22
Level 3 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value	285,700	271,295
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value
Financial liabilities
Deposits, Fair Value
Federal Home Loan Bank advances, Fair Value
Advances by borrowers for taxes and insurance, Fair Value
Accrued interest payable, Fair Value